Fair Value Measurements - Schedule of Level 3 Valuation of the Public Warrants (Details) - Levels 3 [Member]	Nov. 03, 2025
Underlying stock price [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	9.79
Exercise price [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	11.5
Volatility [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	0.065
Probability of de-SPAC and market adjustment [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	0.50
Risk-free rate [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	0.0386
Expected term to De-SPAC (years) [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	2
Warrant term (years) [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	7